TRANSACTIONS (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) Days $ / shares	Oct. 31, 2019 $ / shares	Mar. 31, 2019 USD ($) $ / shares
Transactions [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Percentage of merger agreement multiplied	77.00%
Percentage of aggregate merger consideration	23.00%
Number of business days matching period | Days	3
Termination fees between entities	$ 9,000,000
Maximum amount obligated to reimburse other party's expenses	4,000,000
Total debt	561,124,000		$ 1,448,624,000
PK Air Debt
Transactions [Abstract]
Total debt	$ 230,000,000